OTHER RECEIVABLES - CURRENT	12 Months Ended
Mar. 31, 2011
OTHER RECEIVABLES - CURRENT

Note 9          OTHER RECEIVABLES - CURRENT

The largest individual item under other receivables represents reinstatement of a receivable from previous management of a subsidiary company in the amount of 1,902 KUSD (previous year: 0 KUSD). Also included herein are tax refund claims (44 KUSD; previous year: 229 KUSD), other loans issued (0 KUSD; previous year: 59 KUSD) as well as security deposits (224 KUSD; previous year: 163 KUSD).